UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-07897
MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.
Munder Healthcare Fund

Munder Healthcare Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 96.8%
Consumer Staples — 2.7%
Drug Retail — 2.7%
55,736	CVS Caremark Corporation	$2,257,866

Health Care — 94.1%
Biotechnology — 19.9%
62,525	Amgen Inc. †	2,612,294
17,800	Biogen Idec Inc. †,(e)	1,098,082
28,875	Celgene Corporation †,(e)	1,769,749
61,800	Genentech, Inc. †	5,016,924
26,725	Genzyme Corporation †	1,992,082
83,100	Gilead Sciences, Inc. †,(e)	4,282,143

		16,771,274

Health Care Services — 4.8%
5,475	DaVita, Inc. †	261,486
26,725	Express Scripts, Inc. †	1,718,952
47,200	Medco Health Solutions, Inc. †,(e)	2,066,888

		4,047,326

Health Care Distributors — 3.5%
19,375	Cardinal Health, Inc. (e)	1,017,381
36,525	McKesson Corporation	1,912,815

		2,930,196

Health Care Equipment — 13.9%
52,850	Baxter International, Inc.	3,055,787
32,950	Boston Scientific Corporation †,(e)	424,066
75,700	Medtronic, Inc.	3,661,609
41,025	St. Jude Medical, Inc. †	1,771,870
30,575	Stryker Corporation	1,988,904
9,875	Zimmer Holdings, Inc. †	768,867

		11,671,103

Health Care Supplies — 0.8%
4,600	Alcon, Inc.	654,350

Life Sciences Tools & Services — 3.8%
17,175	QIAGEN N.V. †,(e)	357,240
5,850	Techne Corporation †	394,056
42,950	Thermo Fisher Scientific Inc. †	2,441,278

		3,192,574

Managed Health Care — 6.5%
39,775	Aetna, Inc.	1,674,130
14,000	CIGNA Corporation	567,980

14,800	Coventry Health Care, Inc. †,(e)	597,180
49,912	UnitedHealth Group Incorporated	1,714,976
20,640	WellPoint, Inc. †	910,843

		5,465,109

Pharmaceuticals — 40.9%
118,300	Abbott Laboratories	6,524,245
21,425	Allergan, Inc. (e)	1,208,156
120,700	Bristol-Myers Squibb Company	2,570,910
56,525	Eli Lilly and Company	2,916,125
105,300	Johnson & Johnson	6,830,811
105,175	Merck & Co., Inc.	3,991,391
203,725	Pfizer Inc.	4,263,964
127,025	Schering-Plough Corporation	1,830,430
20,600	Teva Pharmaceutical Industries Limited, ADR	951,514
78,825	Wyeth	3,291,732

		34,379,278

Total Health Care
(Cost $72,374,594)		79,111,210

TOTAL COMMON STOCKS
(Cost $74,210,356)		81,369,076

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †,(f)	0
6,563	Torreypines Therapeutics, Inc., expires 01/08/2009 (exercise price: $58) †,(f)	0

TOTAL WARRANTS
(Cost $330,613)		0

INVESTMENT COMPANY SECURITY — 3.5%
(Cost $2,891,640)
2,891,640	Institutional Money Market Fund (g)	2,891,640

COLLATERAL FOR SECURITIES ON LOAN (d) — 13.5%
(Cost $11,377,067)
11,377,067	State Street Navigator Securities Trust – Prime Portfolio (h)	11,377,067

TOTAL INVESTMENTS
(Cost $88,809,676) (i)	113.8%	$95,637,783

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of March 31, 2008, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of March 31, 2008, (see note (c) above).

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(h)	At March 31, 2008, the market value of the securities on loan is $11,340,911.

(i)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,920,540, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,092,433 and net appreciation for financial reporting purposes was $6,828,107. At March 31, 2008, aggregate cost for financial reporting purposes was $88,809,676.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 28, 2008

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 28, 2008